SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 97.5%
MONEY MARKET FUNDS - 97.5%
298,521,538	Fidelity Government Portfolio, Class I, 4.06% (Cost $298,521,538)(a)	$ 298,521,538

	TOTAL INVESTMENTS - 97.5% (Cost $298,521,538)	$ 298,521,538
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%	7,735,174
	NET ASSETS - 100.0%	$ 306,256,712

(b)	Rate disclosed is the seven-days effective yield as of December 31, 2022.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity*	Notional Amount at December 31, 2022	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
3,248,408	BlackRock Floating Rate Income Fund	$ 30,535,032	USD SOFR plus 165 bp	11/11/2025	BRC	$ -
1,284,635	Guggenheim Floating Rate Strategies Fund	30,445,844	USD SOFR plus 165 bp	11/19/2025	BRC	-
4,078,431	Hartford Floating Rate Fund	31,036,863	USD SOFR plus 165 bp	12/1/2025	BRC	-
4,568,082	Invesco Rochester® Municipal Opportunities Fund	30,606,149	USD SOFR plus 165 bp	12/1/2025	BRC	-
4,523,810	Invesco Senior Floating Rate Fund	29,450,000	Fed Funds plus 165 bp	12/29/2023	CIBC	-
20,467,470	PIMCO Government Money Market Fund	20,467,470	USD SOFR plus 165 bp	12/1/2025	BRC	-

					Total:	$ -
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at December 31, 2022.

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 92.4%
	U.S. TREASURY BILLS — 92.4%
7,077,000	United States Treasury Bill(a)	–	03/30/23	$ 7,004,589

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,002,146)			7,004,589

Shares
	SHORT-TERM INVESTMENTS — 4.5%
	MONEY MARKET FUNDS - 4.5%
170,982	Fidelity Government Portfolio, Class I, 4.06%(b)			170,982
170,982	First American Government Obligations Fund, Class Z, 4.04%(b)			170,982
	TOTAL MONEY MARKET FUNDS (Cost $341,964)			341,964

	TOTAL SHORT-TERM INVESTMENTS (Cost $341,964)			341,964

	TOTAL INVESTMENTS - 96.9% (Cost $7,344,110)			$ 7,346,553
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.1%			238,397
	NET ASSETS - 100.0%			$ 7,584,950

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 95.0%
	MONEY MARKET FUNDS - 95.0%
3,219,762	Fidelity Government Portfolio, Class I, 4.06%(a)	$ 3,219,762
3,219,762	First American Government Obligations Fund, Class Z, 4.04%(a)	3,219,762
	TOTAL MONEY MARKET FUNDS (Cost $6,439,524)	6,439,524

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,439,524)	6,439,524

	TOTAL INVESTMENTS - 95.0% (Cost $6,439,524)	$ 6,439,524
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.0%	335,528
	NET ASSETS - 100.0%	$ 6,775,052

(a)	Rate disclosed is the seven-days effective yield as of December 31, 2022.